Income and other taxes - Schedule of Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of income tax [Abstract]
Deferred tax asset	$ (1,336)	$ (10,907)
Deferred tax liability	145,590	103,384
Total deferred tax liability (asset)	$ 144,254	$ 92,477	$ 54,085